UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          B.L. Corp.
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   Address:       7 Todd Pond Rd, P.O. Box 309
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                  Lincoln MA 01773
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Form 13F File Number: 28-11870
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Fyfe
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Title:    Compliance Office
         -------------------------------
Phone:    212-223-7305
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Signature, Place, and Date of Signing:

         /s/ David Fyfe               New York, NY         July 5, 2006
   -------------------------------    ------------------   ---------------

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  16
                                        --------------------

Form 13F Information Table Value Total:  90,104
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
                                    FORM 13F INFORMATION TABLE
      COLUMN 1             COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------- --------- -------- ---------------------- ------------ ---------- -----------------------
                           TITLE                VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- --------- --------- -------- --------- ----- ------ ------------ ---------- ------- ------- -------
3COM CORP                  COM      885535104    2,560   500,000   SH           SOLE                  500,000
AMGEN INC                  COM      031162100   13,046   200,000   SH           SOLE                  200,000
APPLE COMPUTER INC         COM      037833100    2,291    40,000   SH           SOLE                   40,000
BANK OF AMERICA            COM      060505104    4,810   100,000   SH           SOLE                  100,000
CHESAPEAKE ENERGY          COM      165167107    3,025   100,000   SH           SOLE                  100,000
CITIGROUP INC              COM      172967101   19,300   400,000   SH           SOLE                  400,000
CONOCOPHILLIPS             COM      20825C104    9,830   150,000   SH           SOLE                  150,000
ENCANA CORP                COM      292505104    2,632    50,000   SH           SOLE                   50,000
LIBERTY MEDIA HLDG         COM      53071M104    1,187    68,750   SH           SOLE                   68,750
LIBERTY MEDIA HLDG         COM      53071M302    1,152    13,750   SH           SOLE                   13,750
ORACLE CORPORATION         COM      68389X105    1,449   100,000   SH           SOLE                  100,000
REALNETWORKS INC           COM      75605L104    1,733   162,000   SH           SOLE                  162,000
SUNTRUST BANKS INC         COM      867914103    5,186    68,000   SH           SOLE                   68,000
TIME WARNER INC            COM      887317105    6,228   360,000   SH           SOLE                  360,000
TYCO INTL LTD NEW          COM      902124106   10,725   390,000   SH           SOLE                  390,000
YAHOO INC                  COM      984332106    4,950   150,000   SH           SOLE                  150,000